Income tax	6 Months Ended
Mar. 31, 2025
Income tax
Income tax

Note 6. Income tax

The following table reconciles income tax expense to the profit before income tax:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Profit before income tax	4,845	5,274	4,833	(8)	-
Tax at the Australian company tax rate of 30%	1,454	1,582	1,450	(8)	-
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	67	71	68	(6)	(1)
Other non-assessable items	-	(1)	(3)	(100)	(100)
Other non-deductible items	16	15	10	7	60
Adjustment for overseas tax rates	(12)	(11)	(16)	9	(25)
Income tax (over)/under provided in prior periods	13	(19)	(1)	large	large
Other items	(18)	(11)	(17)	64	6
Total income tax expense[a]	1,520	1,626	1,491	(7)	2
Effective income tax rate	31.37%	30.83%	30.85%	54 bps	52 bps

a.	As the bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3 (pages 84-86).

International Tax Reform – Pillar Two Model Rules

Pillar Two introduces new ‘top-up’ taxes for multinational enterprises (MNEs) within the scope of the rules to ensure that these MNEs pay a minimum effective rate of tax of 15% on profits in all jurisdictions.

Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which Westpac operates and became effective for the Group for the financial year beginning 1 October 2024.

The Group does not have Pillar Two top-up tax obligations as at 31 March 2025 and has applied the mandatory temporary exception from recognising and disclosing Pillar Two deferred taxes under AASB 112.